Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	173,580,214.24	16,714
Yield Supplement Overcollateralization Amount 12/31/21	5,284,401.92	0
Receivables Balance 12/31/21	178,864,616.16	16,714
Principal Payments	10,350,935.19	392
Defaulted Receivables	182,214.46	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	4,813,008.79	0
Pool Balance at 01/31/22	163,518,457.72	16,308

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.26%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,475,673.33	176
Past Due 61-90 days	658,245.87	43
Past Due 91-120 days	140,231.87	11
Past Due 121+ days	0.00	0
Total	3,274,151.07	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	306,003.97
Aggregate Net Losses/(Gains) - January 2022	(123,789.51)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.83%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	0.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.60%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	25.99

Flow of Funds	$ Amount
Collections	11,193,472.59
Investment Earnings on Cash Accounts	65.04
Servicing Fee	(149,053.85)
Transfer to Collection Account	-
Available Funds	11,044,483.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	356,870.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,061,756.52
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	539,269.83

Total Distributions of Available Funds	11,044,483.78

Servicing Fee	149,053.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 01/18/22	163,395,947.80
Principal Paid	10,061,756.52
Note Balance @ 02/15/22	153,334,191.28

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-3
Note Balance @ 01/18/22	43,775,947.80
Principal Paid	10,061,756.52
Note Balance @ 02/15/22	33,714,191.28
Note Factor @ 02/15/22	10.3417765%

Class A-4
Note Balance @ 01/18/22	89,060,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	89,060,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	30,560,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	443,457.43
Total Principal Paid	10,061,756.52
Total Paid	10,505,213.95

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	114,182.26
Principal Paid	10,061,756.52
Total Paid to A-3 Holders	10,175,938.78

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4431827
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0555221
Total Distribution Amount	10.4987048

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3502523
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.8642838
Total A-3 Distribution Amount	31.2145361

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,546,066.61
Investment Earnings	56.43
Investment Earnings Paid	(56.43)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$579,863.50	$821,734.67	$537,513.53
Number of Extensions	42	56	37
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.43%	0.27%